Variable Interest Entities -- VIE Interest Expense and Deconsolidated VIES (Details) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($) loan	Mar. 31, 2015 USD ($) loan	Dec. 31, 2014 USD ($)
Variable Interest Entity [Line Items]
Interest expense	$ 156	$ 158
Repurchase activity | loan	0	0
Mortgage Loan Securitizations | Real estate loans
Variable Interest Entity [Line Items]
Real estate loans sold, reserve for sales recourse obligations	$ 6		$ 6
Consolidated VIEs
Variable Interest Entity [Line Items]
Interest expense	$ 48	$ 38